Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated September 7, 2022 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information

dated July 29, 2022

Officers

Effective immediately, the “Officers” table in the “Management” section of the Fund’s Statement of Additional Information is amended and restated in its entirety as follows:

Officers:

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian F. Gavin (1969)	President (Principal Executive Officer)	August 2012 – Present	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007 – Present)

Sarah Kassman (1991)	Secretary	February 2022 – Present	Associate, Blackstone (2022 – Present); Analyst, Blackstone (2018 – 2021)

Kevin Michel (1986)	Chief Legal Officer	Chief Legal Officer (July 2021 – Present); Chief Compliance Officer (July 2021 – August 2022)	Senior Vice President, Blackstone (2021 – Present); Vice President, Blackstone (2018 – 2020); Associate, Blackstone (2015 – 2017)

Thomas Procida (1980)	Treasurer and Principal Financial and Accounting Officer	Treasurer (August 2021 – Present); Principal Financial and Accounting Officer (February 2022 – Present)	Managing Director,[2] Blackstone (2019 – Present); Senior Vice President, Blackstone (2015 – 2019)

William Renahan (1969)	Chief Compliance Officer	August 2022 – Present

Managing Director[2] and Chief Compliance Officer of Publicly Offered Funds, Blackstone
(May 2022 – Present);

Senior Managing Director, Duff & Phelps Investment Management and affiliated registered investment management companies
(2017 – May 2022)

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years

Sherilene Sibadan (1976)	Anti-Money Laundering Officer	July 2019 – Present	Managing Director,[2] Blackstone (2022 – Present); Senior Vice President, Blackstone (2016 – 2021)

[1]	Term of office of each Officer is indefinite until his or her death, resignation, removal, or disqualification.
[2]	Executive title, not a board directorship.

Shareholders should retain this Supplement for future reference.